PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2022	21	374	1,411	127	15	1,948
Additions	—	5	30	64	3	102
Disposals	—	—	(1)	—	—	(1)
Depreciation expense	—	(14)	(110)	(1)	(6)	(131)
Transfer and other changes	1	11	26	(41)	3	—
Effect of changes in foreign exchange rates	1	10	60	5	1	77
Net balance at June 30, 2022	23	385	1,416	154	16	1,994

Cost	42	628	2,923	168	63	3,824
Less accumulated depreciation and impairment	(19)	(243)	(1,507)	(14)	(47)	(1,830)
Net balance at June 30, 2022	23	385	1,416	154	16	1,994

Schedule of Right of Use Assets
Right-of-use assets have been included within the same line item as that in which the corresponding underlying assets would be presented if they were owned.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2022	108	65	1	174
Additions	4	3	—	7
Depreciation expense	(6)	(10)	—	(16)
Transfer and other changes	—	—	—	—
Effect of changes in foreign exchange rates	2	2	—	4
Net balance at June 30, 2022	108	60	1	169

Cost	157	148	3	308
Less accumulated depreciation and impairment	(49)	(88)	(2)	(139)
Net balance at June 30, 2022	108	60	1	169